Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Summary of Other Non-Current Liabilities
Other
non-current
liabilities consisted of the following:

	Note	As of December 31,
		2020	2021	2021
		RMB	RMB	US$
Unrecognized tax benefit	1 8	38,114	48,903	7,501
Contingent consideration, non-current portion		2,900	1,800	455

Total		41,014	50,703	7,956